Parent Only Financial Information - Schedule of Condensed statements of cash flows (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Cash flows from operating activities
Net loss	$ (2,740,155)	$ (352,763)	$ (77,088)	$ (42,000)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of intangible assets	1,481,738	190,756
Accrual	1,087,478	140,000
Cash used in operating activities	(170,939)	(22,007)	(77,088)	(42,000)
Cash flows from investing activities
Purchase of intangible assets	(15,023,180)	(1,934,058)
Advance to subsidiaries	(50,440,589)	(6,493,632)
Cash used in investing activities	(65,463,769)	(8,427,690)
Cash flows from financing activities
Proceeds from initial public offerings	65,641,784	8,450,608
Advanced from the shareholder	8,775	1,130
Amount due to a related party			77,088	42,000
Cash generated from financing activities	65,650,559	8,451,738	77,088	42,000
Net increase in cash and cash equivalents	15,851	2,041
Cash and cash equivalents at the beginning of the year
Cash and cash equivalents at the end of the year	$ 15,851	$ 2,041